Convertible debt (Details Narrative)				1 Months Ended		3 Months Ended		12 Months Ended
	Sep. 02, 2022 USD ($) $ / shares	Feb. 24, 2021 USD ($) $ / shares	Dec. 19, 2020 USD ($) $ / shares	Nov. 30, 2020 USD ($) shares $ / shares	Sep. 30, 2020 USD ($) $ / shares	Nov. 30, 2022 USD ($) shares $ / shares	Nov. 30, 2022 shares $ / shares $ / shares	Aug. 31, 2022 $ / shares	Aug. 31, 2022 $ / shares
IfrsStatementLineItems [Line Items]
Proceeds from convertible debt | $ / shares						$ 7.50	$ 7.50
Interest rate						10.00%	10.00%	10.00%	10.00%
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding | shares						1,329,684	1,329,684
2020 series debentures [member]
IfrsStatementLineItems [Line Items]
Debt maturity date						mature twenty-four (24) months
Debt interest rate						500.00%	500.00%
Proceeds from convertible debt | $ / shares			$ 7.50			$ 11.25	$ 11.25
Discount on offering price						15.00%	15.00%
Exercise price | $ / shares			$ 15.00
Trading price			$ 30.00
Public offering aggregate amount			$ 30,000,000
2020 series debentures [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Debt interest rate						5.00%	5.00%
2020 series debentures [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Debt interest rate						10.00%	10.00%
2020 series debentures [member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Proceeds from convertible debt | $ / shares	$ 7.80
Two thousand twenty series standby debentures [member]
IfrsStatementLineItems [Line Items]
Debt interest rate	10.00%
Proceeds from convertible debt | $ / shares	$ 8.90
Fair value of convertible debentures					$ 8,000,000
Debt principal amount	$ 1,250,000
Debt instrurment held	$ 20,999
Two thousand twenty series standby debentures [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants value				$ 2,000,000
Warrant exercise price | $ / shares				$ 15.00
Warrant exercisable period				2 years
Proceeds from convertible debt						$ 2,000,000
Convertible debt						$ 1,381,084
Warrants issued | shares						224.71
Remaining of convertible debentures						$ 6,000,000
Two thousand twenty series standby debentures [member] | Debe convertible [member]
IfrsStatementLineItems [Line Items]
Convertible debt						$ 618,916
Two thousand twenty series standby debentures [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding | shares				224,719
Two thousand twenty series standby debentures [member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Debt interest rate	3.00%
Proceeds from convertible debt | $ / shares					$ 7.50
Two thousand twenty series standby debentures [member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Proceeds from convertible debt | $ / shares					$ 8.90
Convertible Debentures [member]
IfrsStatementLineItems [Line Items]
Proceeds from convertible debt | $ / shares	$ 1.10
Share price | $ / shares	$ 0.72
Conversion price	3 years
Interest rate	7.00%
Interest rate	100.00%
Risk-free interest rate	3.51%
Two Thousand Twenty Series Convertible Debt [Member]
IfrsStatementLineItems [Line Items]
Proceeds from convertible debt | $ / shares	$ 8.90
Debt principal amount	$ 750,000
Debt instrurment held	$ 9,689
Share price | $ / shares	$ 0.67
Conversion price	3 years
Interest rate	10.00%
Interest rate	90.00%
Risk-free interest rate	4.01%
Offset principal amount	$ 500,000
Interest expense	$ 91,781
Expected dividend yield	0.00%
Convertible Debts [member]
IfrsStatementLineItems [Line Items]
Debt maturity date	February 28, 2023
Debt principal amount	$ 250,000
Share price | (per share)								$ 0.72	$ 0.94
Expected dividend yield						0.00%		0.00%	0.00%
Convertible Debts [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Share price | (per share)						$ 0.58	$ 0.79
Risk-free interest rate						2.87%		2.80%	2.80%
Convertible Debts [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Share price | (per share)						$ 0.72	$ 0.95
Risk-free interest rate						4.60%		3.45%	3.45%
Amended E B Loan [Member] | Lender [Member]
IfrsStatementLineItems [Line Items]
Proceeds from convertible debt | $ / shares		$ 10.25
Warrant exercise price | $ / shares		$ 15.00
Proceeds from convertible debt		$ 5,000,000